GCAT Depositor V LLC ABS-15G

Exhibit 99.21

ATR QM Data Fields

Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	536718360	Not covered/exempt	No	No
XXXXXXXXXXX	593599606	Not covered/exempt	No	No
XXXXXXXXXXX	550674589	Not covered/exempt	No	No
3